Fair value measurement	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Fair value measurement
Note 2	Fair value measurement

This note presents the fair values of financial instruments and explains how we determine those values. Note 1, “Basis of preparation and summary of significant accounting policies” sets out the accounting treatment for each measurement category of financial instruments.

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, between market participants in an orderly transaction in the principal market at the measurement date under current market conditions (i.e., the exit price). The determination of fair value requires judgment and is based on market information, where available and appropriate. Fair value measurements are categorized into three levels within a fair value hierarchy (Level 1, 2 or 3) based on the valuation inputs used in measuring the fair value, as outlined below.

•

Level 1 – Unadjusted quoted market prices in active markets for identical assets or liabilities we can access at the measurement date. Bid prices, ask prices or prices within the bid and ask, which are the most representative of the fair value, are used as appropriate to measure fair value. Fair value is best evidenced by an independent quoted market price for the same instrument in an active market. An active market is one where transactions are occurring with sufficient frequency and volume to provide quoted prices on an ongoing basis.

•

Level 2 – Quoted prices for identical assets or liabilities in markets that are inactive or observable market quotes for similar instruments, or use of valuation techniques where all significant inputs are observable. Inactive markets may be characterized by a significant decline in the volume and level of observed trading activity or through large or erratic bid/offer spreads. In instances where traded markets do not exist or are not considered sufficiently active, we measure fair value using valuation models.

•	Level 3 – Non-observable or indicative prices or use of valuation techniques where one or more significant inputs are non-observable.

For a significant portion of our financial instruments, quoted market prices are not available because of the lack of traded markets, and even where such markets do exist, they may not be considered sufficiently active to be used as a final determinant of fair value. When quoted market prices in active markets are not available, we would consider using valuation models. The valuation model and technique we select maximizes the use of observable market inputs to the extent possible and appropriate in order to estimate the price at which an orderly transaction would take place at the measurement date. In an inactive market, we consider all reasonably available information, including any available pricing for similar instruments, recent arm’s-length market transactions, any relevant observable market inputs, indicative dealer or broker quotations, and our own internal model-based estimates.

Valuation adjustments are an integral component of our fair valuation process. We apply judgment in establishing valuation adjustments that take into account various factors that may have an impact on the valuation. Such factors include, but are not limited to, the bid-offer spread, illiquidity due to lack of market depth, parameter uncertainty and other market risk, model risk and credit risk.

Generally, the unit of account for a financial instrument is the individual instrument, and valuation adjustments are applied at an individual instrument level, consistent with that unit of account. In cases where we manage a group of financial assets and liabilities that consist of substantially similar and offsetting risk exposures, the fair value of the group of financial assets and liabilities are measured on the basis of the net open risks.

We apply judgment in determining the most appropriate inputs and the weighting we ascribe to each such input as well as in our selection of valuation methodologies. Regardless of the valuation technique we use, we incorporate assumptions that we believe market participants would make for credit, funding, and liquidity considerations. When the fair value of a financial instrument at inception is determined using a valuation technique that incorporates significant non-observable market inputs, no inception profit or loss (the difference between the determined fair value and the transaction price) is recognized at the time the asset or liability is first recorded. Any gains or losses at inception are deferred and recognized only in future periods over the term of the instruments or when market quotes or data become observable.

We have an ongoing process for evaluating and enhancing our valuation techniques and models. Where enhancements are made, they are applied prospectively, so that fair values reported in prior periods are not recalculated on the new basis. Valuation models used, including analytics for the construction of yield curves and volatility surfaces, are vetted and approved, consistent with our model risk policy.

To ensure that valuations are appropriate, we have established internal guidance on fair value measurement, which is reviewed periodically in recognition of the dynamic nature of markets and the constantly evolving pricing practices in the market. A number of policies and controls are put in place to ensure that the internal guidance on fair value measurement is being applied consistently and appropriately. Fair value of publicly issued securities and derivatives is independently validated at least once a month. Valuations are verified to external sources such as exchange quotes, broker quotes or other management-approved independent pricing sources. Key model inputs, such as yield curves and volatilities, are independently verified. The results from the independent price validation and any valuation adjustments are reviewed by the Independent Price Verification Committee on a monthly basis. This includes, but is not limited to, reviewing fair value adjustments and methodologies, independent price verification results, limits and valuation uncertainty. Fair value of privately issued securities is reviewed on a quarterly basis.

Due to the judgment used in applying a wide variety of acceptable valuation techniques and models, as well as the use of estimates inherent in this process, estimates of fair value for the same or similar assets may differ among financial institutions. The calculation of fair value is based on market conditions as at each consolidated balance sheet date, and may not be reflective of ultimate realizable value.

Methods and assumptions

Financial instruments with fair value equal to carrying value

For financial instruments that are not carried on the consolidated balance sheet at fair value and where we consider the carrying value to be a reasonable approximation of fair value due to their short-term nature and generally negligible credit risk, the fair values disclosed for these financial instruments are assumed to equal their carrying values. These financial instruments are: cash and non-interest-bearing deposits with banks; short-term interest-bearing deposits with banks; cash collateral on securities borrowed; securities purchased under resale agreements; customers’ liability under acceptances; cash collateral on securities lent; obligations related to securities sold under repurchase agreements; acceptances; deposits with demand features; and certain other financial assets and liabilities.

Securities

The fair value of debt or equity securities and obligations related to securities sold short are based on quoted bid or ask market prices where available in an active market.

Securities for which quotes in an active market are not available are valued using all reasonably available market information as described below.

Fair value of government issued or guaranteed securities that are not traded in an active market are calculated by applying valuation techniques such as discounted cash flow models using implied yields derived from the prices of actively traded government securities and most recently observable spread differentials.

The fair value of corporate debt securities is determined using the most recently executed transaction prices, and where appropriate, adjusted to the price of these securities obtained from independent dealers, brokers, and third-party multi-contributor consensus pricing sources. When observable price quotations are not available, fair value is determined based on discounted cash flow models using observable discounting curves such as benchmark and government yield curves and spread differentials observed through independent dealers, brokers, and third-party multi-contributor consensus pricing sources.

Asset-backed securities (ABS) and mortgage-backed securities (MBS) not issued or guaranteed by a government are valued using discounted cash flow models making maximum use of market observable inputs, such as broker quotes on identical or similar securities and other pricing information obtained from third-party pricing sources adjusted for the characteristics and the performance of the underlying collateral. Other key inputs used include prepayment and liquidation rates, credit spreads, and discount rates commensurate with the risks involved. These assumptions factor information that is derived from actual transactions, underlying reference asset performance, external market research, and market indices, where appropriate.

Privately issued debt and equity securities, which include certain Community Reinvestment Act equity investments and Federal Home Loan Bank (FHLB) stock are valued using recent market transactions, where available. Otherwise, fair values are derived from valuation models using a market or income approach. These models consider various factors, including projected cash flows, earnings, revenue or other third-party evidence as available. The fair value of limited partnership investments is based upon net asset values published by third-party fund managers and is adjusted for more recent information, where available and appropriate. The carrying value of Community Reinvestment Act equity investments and FHLB stock approximates fair value.

Loans

The fair value of variable-rate loans and loans for which interest rates are repriced or reset frequently are assumed to be equal to their carrying value. The fair value for fixed-rate loans is estimated using a discounted cash flow calculation that uses market interest rates.

The ultimate fair value of loans disclosed is net of the associated allowance for credit losses. The fair value of loans is not adjusted for the value of any credit derivatives used to manage the credit risk associated with them. The fair value of these credit derivatives is disclosed separately.

Other assets and other liabilities

Other assets and other liabilities mainly comprise accrued interest receivable or payable, brokers’ client accounts receivable or payable, and accounts receivable or payable.

The fair values of other assets and other liabilities are primarily assumed to be at cost or amortized cost as we consider the carrying value to be a reasonable approximation of fair value. Other assets also include investment in bank-owned life insurance carried at the cash surrender value, which is assumed to be a reasonable approximation of fair value.

Deposits

The fair values of floating-rate deposits and demand deposits are assumed to be equal to their amortized cost. The fair value of fixed-rate deposits is determined by discounting the contractual cash flows using either current market interest rates with similar remaining terms or rates estimated using internal models and broker quotes. The fair value of deposit notes issued to CIBC Capital Trust is determined by reference to the quoted market prices of CIBC Tier 1 Notes issued by CIBC Capital Trust. The fair value of deposit liabilities with embedded optionality includes the fair value of those options. The fair value of equity- and commodity-linked notes includes the fair value of embedded equity and commodity derivatives.

Certain FVO deposits are structured notes that have coupons or repayment terms linked to the performance of commodities, debt or equity securities. Fair value of these structured notes is estimated using internally vetted valuation models for the debt and embedded derivative portions of the notes by incorporating market observable prices of the referenced securities or comparable securities, and other inputs such as interest rate yield curves, market volatility levels, foreign exchange rates and changes in our own credit risk, where appropriate. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate market risk valuation adjustments for such inputs are assessed in all such instances.

The fair value of secured borrowings, which comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, the Covered Bond Programme, and consolidated securitization vehicles, is based on identical or proxy market observable quoted bond prices or determined by discounting the contractual cash flows using maximum market observable inputs, such as market interest rates, or credit spreads implied by debt instruments of similar credit quality, as appropriate.

Subordinated indebtedness

The fair value of subordinated indebtedness is determined by reference to market prices for the same or similar debt instruments.

Derivative instruments

The fair value of exchange-traded derivatives such as options and futures is based on quoted market prices. OTC derivatives primarily consist of interest rate swaps, foreign exchange forwards, equity and commodity derivatives, interest rate and currency derivatives, and credit derivatives. For such instruments, where quoted market prices or third-party consensus pricing information are not available, valuation techniques are employed to estimate fair value on the basis of pricing models. Such vetted pricing models incorporate current market measures for interest rates, foreign exchange rates, equity and commodity prices and indices, credit spreads, corresponding market volatility levels, and other market-based pricing factors.

In order to reflect the observed market practice of pricing collateralized and uncollateralized derivatives, our valuation approach uses overnight indexed swap (OIS) curves as the discount rate for valuing collateralized derivatives and uses an estimated market cost of funds curve as the discount rate for valuing uncollateralized derivatives. The impact of valuing uncollateralized derivatives based on an estimated market cost of funds curve reduces the fair value of uncollateralized derivative assets incremental to the reduction in fair value for credit risk already reflected through the credit valuation adjustment (CVA). In contrast, the use of a market cost of funds curve reduces the fair value of uncollateralized derivative liabilities in a manner that generally includes adjustments for our own credit. As market practices continue to evolve in regard to derivative valuation, further adjustments may be required in the future.

In determining the fair value of complex and customized derivatives, such as equity, credit, and commodity derivatives written in reference to indices or baskets of reference, we consider all reasonably available information including any relevant observable market inputs, third-party consensus pricing inputs, indicative dealer and broker quotations, and our own internal model-based estimates, which are vetted and pre-approved in accordance with our model risk policy, and are regularly and periodically calibrated. The model calculates fair value based on inputs specific to the type of contract, which may include stock prices, correlation for multiple assets, interest rates, foreign exchange rates, yield curves, and volatility surfaces. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, proxy information from similar transactions, and through extrapolation and interpolation techniques. Appropriate parameter uncertainty and market risk valuation adjustments for such inputs and other model risk valuation adjustments are assessed in all such instances.

In addition to reflecting estimated market funding costs in our valuation of uncollateralized derivative receivables, we also consider whether a CVA is required to recognize the risk that any given derivative counterparty may not ultimately be able to fulfill its obligations. The CVA is driven off market-observed credit spreads or proxy credit spreads and our assessment of the net counterparty credit risk exposure. In assessing this exposure, we also take into account credit mitigants such as collateral, master netting arrangements, and settlements through clearing houses. As noted above, the fair value of uncollateralized derivative liabilities based on market cost of funding generally includes adjustments for our own credit.

Mortgage commitments

The fair value of FVO mortgage commitments is for fixed-rate residential mortgage commitments and is based on changes in market interest rates for the loans between the commitment and the consolidated balance sheet dates. The valuation model takes into account the expected probability that outstanding commitments will be exercised as well as the length of time the commitment is offered.

Fair value of financial instruments

		IFRS 9
		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2018	Financial assets
	Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
	Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
	Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
	Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
	Loans
	Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
	Personal	42,577	–	–	–	42,577	42,559	(18)
	Credit card	12,255	–	–	–	12,255	12,255	–
	Business and government	92,605	16,424	–	–	109,029	108,917	(112)
	Derivative instruments	–	21,431	–	–	21,431	21,431	–
	Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
	Other assets	10,230	–	–	–	10,230	10,230	–
	Financial liabilities
	Deposits
	Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
	Business and government	233,174	–	6,975	–	240,149	240,374	225
	Bank	14,380	–	–	–	14,380	14,380	–
	Secured borrowings	42,481	–	126	–	42,607	42,868	261
	Derivative instruments	–	20,973	–	–	20,973	20,973	–
	Acceptances	10,296	–	–	–	10,296	10,296	–
	Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
	Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
	Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
	Other liabilities	13,030	95	17	–	13,142	13,142	–
	Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

		IAS 39
		Carrying value
$ millions, as at October 31		Amortized cost	Trading	Designated at fair value	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2017	Financial assets
	Cash and deposits with banks	$13,735	$417	$–	$–	$14,152	$14,152	$–
	Securities	2,435	50,679	148	40,157	93,419	93,406	(13)
	Cash collateral on securities borrowed	5,035	–	–	–	5,035	5,035	–
	Securities purchased under resale agreements	38,933	–	1,450	–	40,383	40,383	–
	Loans
	Residential mortgages	207,056	12	–	–	207,068	206,135	(933)
	Personal	40,442	–	–	–	40,442	40,438	(4)
	Credit card	11,992	–	–	–	11,992	11,992	–
	Business and government	83,222	14,010	–	–	97,232	97,188	(44)
	Derivative instruments	–	24,342	–	–	24,342	24,342	–
	Customers’ liability under acceptances	8,824	–	–	–	8,824	8,824	–
	Other assets	7,386	–	–	–	7,386	7,386	–
	Financial liabilities
	Deposits
	Personal	$158,690	$–	$637	$–	$159,327	$159,302	$(25)
	Business and government	220,050	–	5,572	–	225,622	225,955	333
	Bank	13,789	–	–	–	13,789	13,789	–
	Secured borrowings	40,634	–	334	–	40,968	41,391	423
	Derivative instruments	–	23,271	–	–	23,271	23,271	–
	Acceptances	8,828	–	–	–	8,828	8,828	–
	Obligations related to securities sold short	–	13,713	–	–	13,713	13,713	–
	Cash collateral on securities lent	2,024	–	–	–	2,024	2,024	–
	Obligations related to securities sold under repurchase agreements	27,971	–	–	–	27,971	27,971	–
	Other liabilities	9,782	126	9	–	9,917	9,917	–
	Subordinated indebtedness	3,209	–	–	–	3,209	3,541	332

Fair value of derivative instruments

$ millions, as at October 31				2018			2017
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$113	$8	$105	$56	$44	$12
	– Swap contracts	4,603	5,901	(1,298)	6,968	7,220	(252)
	– Purchased options	92	–	92	153	–	153
	– Written options	–	100	(100)	–	168	(168)
		4,808	6,009	(1,201)	7,177	7,432	(255)
Exchange-traded	– Purchased options	1	–	1	–	–	–
	– Written options	–	–	–	–	153	(153)
		1	–	1	–	153	(153)
Total interest rate derivatives		4,809	6,009	(1,200)	7,177	7,585	(408)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	2,916	2,655	261	3,603	3,097	506
	– Swap contracts	4,825	4,979	(154)	6,028	6,012	16
	– Purchased options	240	–	240	217	–	217
	– Written options	–	233	(233)	–	243	(243)
		7,981	7,867	114	9,848	9,352	496
Total foreign exchange derivatives		7,981	7,867	114	9,848	9,352	496
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	115	13	102	130	31	99
	– Credit default swap contracts – protection sold	3	131	(128)	11	148	(137)
Total credit derivatives		118	144	(26)	141	179	(38)
Equity derivatives
Over-the-counter		1,951	2,340	(389)	1,197	2,323	(1,126)
Exchange-traded		1,659	1,490	169	1,541	936	605
Total equity derivatives		3,610	3,830	(220)	2,738	3,259	(521)
Precious metal derivatives
Over-the-counter		63	29	34	40	74	(34)
Exchange-traded		143	229	(86)	186	50	136
Total precious metal derivatives		206	258	(52)	226	124	102
Other commodity derivatives
Over-the-counter		2,527	838	1,689	1,138	775	363
Exchange-traded		67	258	(191)	84	1	83
Total other commodity derivatives		2,594	1,096	1,498	1,222	776	446
Total held for trading		19,318	19,204	114	21,352	21,275	77
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	–	1	(1)	1	–	1
	– Swap contracts	773	243	530	1,065	300	765
	– Purchased options	11	–	11	3	–	3
	– Written options	–	8	(8)	–	2	(2)
Total interest rate derivatives		784	252	532	1,069	302	767
Foreign exchange derivatives
Over-the-counter	– Forward contracts	117	7	110	87	14	73
	– Swap contracts	1,205	1,461	(256)	1,707	1,631	76
	– Purchased options	–	–	–	1	–	1
	– Written options	–	–	–	–	1	(1)
Total foreign exchange derivatives		1,322	1,468	(146)	1,795	1,646	149
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	3	(3)	–	3	(3)
	– Credit default swap contracts – protection sold	–	–	–	–	–	–
Total credit derivatives		–	3	(3)	–	3	(3)
Equity derivatives
Over-the-counter		7	46	(39)	126	44	82
Total equity derivatives		7	46	(39)	126	44	82
Other commodity derivatives
Over-the-counter		–	–	–	–	1	(1)
Total other commodity derivatives		–	–	–	–	1	(1)
Total held for ALM		2,113	1,769	344	2,990	1,996	994
Total fair value		21,431	20,973	458	24,342	23,271	1,071
Less: effect of netting		(11,789)	(11,789)	–	(13,977)	(13,977)	–
		$9,642	$9,184	$458	$10,365	$9,294	$1,071

Assets and liabilities not carried on the consolidated balance sheet at fair value

The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2018	Total 2017
$ millions, as at October 31	2018	2017	2018	2017	2018 (1)	2017
Financial assets
Amortized cost securities (2017: HTM securities)	$–	$–	$12,283	$2,422	$436	$–	$12,719	$2,422
Loans
Residential mortgages	–	–	–	–	205,856	206,123	205,856	206,123
Personal	–	–	–	–	42,559	40,438	42,559	40,438
Credit card	–	–	–	–	12,255	11,992	12,255	11,992
Business and government	–	–	–	–	92,493	83,178	92,493	83,178
Investment in equity-accounted associates (1)	–	192	–	–	101	164	101	356
Financial liabilities
Deposits
Personal	$–	$–	$48,116	$43,047	$1,989	$1,524	$50,105	$44,571
Business and government	–	–	120,612	117,461	1,489	1,801	122,101	119,262
Bank	–	–	10,003	8,568	–	–	10,003	8,568
Secured borrowings	–	–	38,612	37,995	4,130	3,062	42,742	41,057
Subordinated indebtedness	–	–	4,340	3,541	–	–	4,340	3,541

(1)	See Note 25 for details of our equity-accounted associates.

Financial instruments carried on the consolidated balance sheet at fair value

The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2018	Total 2017
$ millions, as at October 31	2018	2017	2018	2017	2018	2017
Financial assets
Deposits with banks	$–	$–	$54	$417	$–	$–	$54	$417
Securities mandatorily measured and designated at FVTPL (2017: Trading and FVO securities)
Government issued or guaranteed	4,264	2,403	16,328 (1)	13,103 (1)	–	–	20,592	15,506
Corporate equity	25,140	30,737	208	255	6	32	25,354	31,024
Corporate debt	–	–	3,675	2,256	26	–	3,701	2,256
Mortgage- and asset-backed	–	–	2,612 (2)	1,944	319	97 (2)	2,931	2,041
	29,404	33,140	22,823	17,558	351	129	52,578	50,827
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	–	–	15,942	13,907	482	103	16,424	14,010
Residential mortgages	–	–	12	12	–	–	12	12
	–	–	15,954	13,919	482	103	16,436	14,022
Debt securities measured at FVOCI (2017: AFS debt securities)
Government issued or guaranteed	2,844	4,299	24,763	21,015	–	–	27,607	25,314
Corporate debt	–	–	4,543	5,152	–	4	4,543	5,156
Mortgage- and asset-backed	–	–	3,498	7,544	–	1,674	3,498	9,218
	2,844	4,299	32,804	33,711	–	1,678	35,648	39,688
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	42	28	235	152	285	289	562	469
	42	28	235	152	285	289	562	469
Securities purchased under resale agreements measured at FVTPL (2017: FVO securities purchased under resale agreements)	–	–	3,322	1,450 (3)	–	–	3,322	1,450
Derivative instruments
Interest rate	–	–	5,593	8,218	–	28	5,593	8,246
Foreign exchange	–	–	9,303	11,643	–	–	9,303	11,643
Credit	–	–	3	11	115	130	118	141
Equity	1,727	1,541	1,783	1,285	107	38	3,617	2,864
Precious metal	–	–	206	226	–	–	206	226
Other commodity	143	270	2,451	952	–	–	2,594	1,222
	1,870	1,811	19,339	22,335	222	196	21,431	24,342
Total financial assets	$34,160	$39,278	$94,531	$89,542	$1,340	$2,395	$130,031	$131,215
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(7,556)	$(6,309)	$(423)	$(369)	$(7,979)	$(6,678)
Obligations related to securities sold short	(4,443)	(7,291)	(9,339)	(6,422)	–	–	(13,782)	(13,713)
	(4,443)	(7,291)	(16,895)	(12,731)	(423)	(369)	(21,761)	(20,391)
Derivative instruments
Interest rate	–	–	(6,152)	(7,867)	(109)	(20)	(6,261)	(7,887)
Foreign exchange	–	–	(9,335)	(10,998)	–	–	(9,335)	(10,998)
Credit	–	–	(16)	(34)	(131)	(148)	(147)	(182)
Equity	(1,489)	(937)	(2,268)	(2,289)	(119)	(77)	(3,876)	(3,303)
Precious metal	–	–	(258)	(124)	–	–	(258)	(124)
Other commodity	(487)	(203)	(609)	(574)	–	–	(1,096)	(777)
	(1,976)	(1,140)	(18,638)	(21,886)	(359)	(245)	(20,973)	(23,271)
Total financial liabilities	$(6,419)	$(8,431)	$(35,533)	$(34,617)	$(782)	$(614)	$(42,734)	$(43,662)

(1)	Includes $52 million related to securities designated at FVTPL (2017: included $54 million related to FVO securities).
(2)	Includes $132 million (2017: $94 million) related to FVO asset-backed securities.
(3)	Certain securities purchased under resale agreements were designated at fair value by electing the FVO under IAS 39. These securities are measured at FVTPL under IFRS 9.
(4)

Comprises FVO deposits of $7,517 million (2017: $5,947 million), net bifurcated embedded derivative liabilities of $350 million (2017: $596 million), FVO other liabilities of $17 million (2017: $9 million), and other financial liabilities measured at fair value of $95 million (2017: $126 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the year in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the year, we transferred $211 million of securities mandatorily measured at FVTPL (2017: nil) and $854 million of securities sold short (2017: $405 million) from Level 1 to Level 2 due to reduced observability in the inputs used to value these securities. In addition, transfers between Level 2 and Level 3 were made during 2018 and 2017, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives.

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

				Net gains (losses) included in income (1)
$ millions, for the year ended October 31	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9 (2)	IFRS 9 Opening balance	Realized (3)	Unrealized (3)(4)	Net unrealized gains (losses) included in OCI (5)	Transfer in to Level 3	Transfer out of Level 3	Purchases	Issuances	Sales	Settlements	Closing balance
2018
Securities mandatorily measured at FVTPL (2017: Trading securities)
Corporate equity	$32	$10	$42	$2	$(3)	$–	$–	$–	$–	$–	$(3)	$(32)	$6
Corporate debt	–	–	–	–	–	–	–	–	26	–	–	–	26
Mortgage- and asset-backed	3	707	710	3	9	–	12	–	95	–	(105)	(405)	319
Securities designated at FVTPL (2017: FVO securities)
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL (2017: Trading loans)
Business and government	103	363	466	–	(5)	(5)	–	(2)	704	91	(171)	(596)	482
Debt securities measured at FVOCI (2017: AFS debt securities)
Government issued or guaranteed	–	–	–	–	–	–	479	–	–	–	(479)	–	–
Corporate debt	4	–	4	(5)	1	–	–	–	26	–	(26)	–	–
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI (2017: AFS equity securities)
Corporate equity	289	(10)	279	(3)	(2)	5	–	–	219	–	(213)	–	285
Derivative instruments
Interest rate	28	–	28	–	(20)	–	–	–	–	–	–	(8)	–
Credit	130	–	130	(17)	2	–	–	–	–	–	–	–	115
Equity	38	–	38	–	(27)	–	12	(1)	109	–	–	(24)	107
Total assets	$2,395	$(698)	$1,697	$(20)	$(45)	$–	$503	$(3)	$1,179	$91	$(997)	$(1,065)	$1,340
Deposits and other liabilities (6)	$(369)	$–	$(369)	$–	$117	$–	$(126)	$81	$–	$(226)	$–	$100	$(423)
Derivative instruments
Interest rate	(20)	–	(20)	–	(79)	–	–	–	–	–	–	(10)	(109)
Credit	(148)	–	(148)	17	(2)	–	–	–	–	–	–	2	(131)
Equity	(77)	–	(77)	–	40	–	(71)	46	–	(147)	–	90	(119)
Total liabilities	$(614)	$–	$(614)	$17	$76	$–	$(197)	$127	$–	$(373)	$–	$182	$(782)
2017
Trading securities
Corporate equity	$40	n/a	n/a	$–	$4	$–	$–	$–	$–	$–	$–	$(12)	$32
Mortgage- and asset-backed	496	n/a	n/a	2	(3)	–	–	–	–	–	–	(492)	3
FVO securities
Asset-backed	94	n/a	n/a	3	8	–	–	–	–	–	–	(11)	94
Trading loans
Business and government	–	n/a	n/a	–	1	–	–	–	13	101	(8)	(4)	103
AFS securities
Corporate equity	344	n/a	n/a	71	(10)	(46)	–	–	40	27	(137)	–	289
Corporate debt	5	n/a	n/a	–	(1)	–	–	–	–	–	–	–	4
Mortgage- and asset-backed	1,947	n/a	n/a	5	–	(5)	–	–	653	–	–	(926)	1,674
Derivative instruments
Interest rate	31	n/a	n/a	–	(2)	–	–	–	1	–	–	(2)	28
Credit	140	n/a	n/a	(11)	1	–	–	–	–	–	–	–	130
Equity	24	n/a	n/a	–	19	–	6	(19)	21	–	–	(13)	38
Total assets	$3,121	n/a	n/a	$70	$17	$(51)	$6	$(19)	$728	$128	$(145)	$(1,460)	$2,395
Deposits and other liabilities (6)	$(506)	n/a	n/a	$–	$(101)	$–	$(15)	$65	$–	$(191)	$–	$379	$(369)
Derivative instruments
Interest rate	(35)	n/a	n/a	–	14	–	–	1	–	–	–	–	(20)
Credit	(197)	n/a	n/a	20	–	–	–	–	–	–	–	29	(148)
Equity	(42)	n/a	n/a	–	(25)	–	(41)	35	–	(22)	–	18	(77)
Total liabilities	$(780)	n/a	n/a	$20	$(112)	$–	$(56)	$101	$–	$(213)	$–	$426	$(614)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Certain reclassifications have been made upon adoption of IFRS 9. See Note 1 for more details about our transition to IFRS 9 on November 1, 2017.
(3)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(4)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(5)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations is included in OCI.
(6)	Includes FVO deposits of $112 million (2017: $40 million) and net bifurcated embedded derivative liabilities of $311 million (2017: $329 million).
n/a	Not applicable.

Quantitative information about significant non-observable inputs

Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

					Range of inputs
$ millions, as at October 31	2018	Valuation techniques		Key non-observable inputs	Low		High
Securities mandatorily measured at FVTPL
Corporate equity	$6	Adjusted net asset value	(1)	Net asset value	n/a		n/a
		Valuation multiple		Earnings multiple	17.1		17.1
Corporate debt	26	Discounted cash flow		Discount rate	7.5%		7.5%
Mortgage- and asset-backed	319	Discounted cash flow		Credit spread	0.9%		2.3%
		Market proxy or direct broker quote		Market proxy or direct broker quote	–%		0.5%
Equity securities designated at FVOCI
Corporate equity
Limited partnerships	210	Adjusted net asset value	(1)	Net asset value	n/a		n/a
Private companies	75	Valuation multiple		Revenue multiple	1.5		6.9
		Discounted cash flow		Discount rate	18.9%		18.9%
Loans mandatorily measured at FVTPL
Business and government	482	Discounted cash flow		Credit spread	0.6%		0.7%
		Discounted cash flow		Discount rate	4.8%		4.8%
Derivative instruments
Credit	115	Market proxy or direct broker quote		Market proxy or direct broker quote	–%		18.5%
Equity	107	Option model		Market volatility	13.4%		13.4%
				Market correlation	33.3%		88.4%
Total assets	$1,340
Deposits and other liabilities	$(423)	Option model		Market volatility	7.7%		39.2%
				Market correlation	(100.0	) %	100.0%
Derivative instruments
Interest rate	(109)	Proprietary model	(2)	n/a	n/a		n/a
		Option model		Market volatility	12.0%		26.8%
Credit	(131)	Market proxy or direct broker quote		Market proxy or direct broker quote	–%		18.5%
Equity	(119)	Option model		Market correlation	20.2%		97.4%
Total liabilities	$(782)

(1)

Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques which we consider to be non-observable.
n/a	Not applicable.

Sensitivity of Level 3 financial assets and liabilities

The following section describes the significant non-observable inputs identified in the table above, the interrelationships between those inputs, where applicable and the change in fair value if changing one or more of the non-observable inputs within a reasonably possible range would impact the fair value significantly.

The fair value of our investments in private companies is derived from applying applicable valuation multiples to financial indicators such as revenue or earnings. Earnings multiples or revenue multiples represent the ratios of earnings or revenue to enterprise value and are often used as non-observable inputs in the fair value measurement of our investments in private companies. We apply professional judgment in our selection of the multiple from comparable listed companies, which is then further adjusted for company-specific factors. The fair value of private companies is sensitive to changes in the multiple we apply. An increase or a decrease in earnings multiples or revenue multiples generally results in an increase or a decrease respectively, in the fair value of our investments in private companies. By adjusting the multiple upward and downward within a reasonably possible range, the aggregate fair value of our investments in private companies would increase by $11 million or decrease by $8 million (2017: increase by $10 million or decrease by $8 million).

The fair value of our limited partnerships is determined based on the net asset value provided by the fund managers, adjusted as appropriate. The fair value of limited partnerships is sensitive to changes in the net asset value and by adjusting the net asset value within a reasonably possible range, the aggregate fair value of our limited partnerships would increase or decrease by $23 million (2017: $22 million).

While our standalone derivatives are recorded as derivative assets or derivative liabilities, our derivatives embedded in our structured note deposit liabilities or FVO deposit liabilities are recorded within deposits and other liabilities. The determination of the fair value of certain Level 3 embedded derivatives and certain standalone derivatives requires significant assumptions and judgment to be applied to both the inputs and the valuation techniques employed. These derivatives are sensitive to long-dated market volatility and correlation inputs, which we consider to be non-observable. Market volatility is a measure of the anticipated future variability of a market price and is an important input for pricing options, which are inherent in many of our Level 3 derivatives. A higher market volatility generally results in a higher option price, with all else held constant, due to the higher probability of obtaining a greater return from the option, and results in an increase in the fair value of our Level 3 derivatives. Correlation inputs are used to value those derivatives where the payout is dependent upon more than one market price. For example, the payout of an equity basket option is based upon the performance of a basket of stocks, and the interrelationships between the price movements of those stocks. A positive correlation implies that two inputs tend to change the fair value in the same direction, while a negative correlation implies that two inputs tend to change the fair value in the opposite direction. Changes in market correlation could result in an increase or a decrease in the fair value of our Level 3 derivatives and embedded derivatives. By adjusting the non-observable inputs by reasonably alternative amounts, the fair value of our net Level 3 standalone derivatives and embedded derivatives would increase by $67 million or decrease by $68 million (2017: increase by $58 million or decrease by $56 million).

FVO assets

FVO securities include certain debt securities (2017: debt securities and reverse repos) that were designated as FVO on the basis of being managed together with derivatives to eliminate or significantly reduce financial risks.

FVO liabilities

FVO deposits and other liabilities include:

•

Certain business and government deposit liabilities and certain secured borrowings that are economically hedged with derivatives and other financial instruments, and certain financial liabilities that have one or more embedded derivatives that significantly modify the cash flows of the host liability but are not bifurcated from the host instrument; and

•	Our mortgage commitments to retail clients to provide mortgages at fixed rates that are economically hedged with derivatives and other financial instruments.

The carrying value of our FVO securities represents our maximum exposure to credit risk related to these FVO assets. The change in fair value attributable to change in credit risk of these FVO assets during the year is insignificant (2017: insignificant). The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. Changes in fair value attributable to changes in our own credit are measured as the difference between: (i) the period-over-period change in the present value of the expected cash flows using a discount curve adjusted for our own credit; and (ii) the period-over-period change in the present value of the same expected cash flows using a discount curve based on the benchmark curve adjusted for our own credit as implied at inception of the FVO liability. The pre-tax impact of changes in CIBC’s own credit risk on our FVO liabilities were losses of $4 million for the year, and $18 million, cumulatively. A net gain of $37 million, net of hedges was realized for FVO assets and FVO liabilities, which is included in the consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net.

The estimated contractual amount payable at maturity of FVO deposits, which is based on the par value and the intrinsic value of the applicable embedded derivatives, is $391 million higher (2017: $253 million higher) than its fair value.